Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 16,685	$ 16,958
Cash and cash equivalents - Fair Value	16,685	16,958
Restricted cash - Book Value	1,424	1,934
Restricted cash - Fair Value	1,424	1,934
Balance due from related parties, non-current - Book Value	8,195	7,862
Balance due from related parties, non-current - Fair Value	8,195	7,862
Long-term debt, including current portion, net - Book Value	(167,558)	(133,196)
Long-term debt, including current portion, net - Fair Value	(169,819)	(135,075)
Financial liability, including current portion, net - Book Value	(78,100)	(85,765)
Financial liability, including current portion, net - Fair Value	$ (79,391)	$ (87,530)